Schedule of Provision for Income Tax (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Computed expected (benefit) income taxes	$ (1,023,000)	$ (1,004,000)	$ (375,000)
Increase in valuation allowance	1,023,000	1,004,000	375,000
Income Tax Expense (Benefit)	$ 0	$ 0	$ 0